Capital and financing structure (Tables)	12 Months Ended
Dec. 31, 2024
Capital and financing structure [Abstract]
Disclosure equity attributable to shareholders [Table Text Block]

EQUITY ATTRIBUTED TO SHAREHOLDERS	(Million euro)
Closing balance at 12.31.2023	3,766
Net profit/(loss)	3,239
Income and expense recognized directly in equity	158
Amounts transferred to the income statement	(15)
Shareholder distributions	(831)
Share-based remuneration scheme	13
Other treasury shares repurchase	(272)
Other	17
Closing balance at 12.31.2024	6,075

Disclosure of borrowings of infrastructure projects [Table Text Block]

BORROWINGS OF INFRASTRUCTURE PROJECTS	(Million euro)
Closing balance at 12.31.2023	7,915
Net drawdowns	34
Exchange rate effects	472
Changes in scope of consolidation	(22)
Closing balance at 12.31.2024	8,400

BORROWINGS OF EX INFRASTRUCTURE PROJECTS	(Million euro)
Closing balance at 12.31.2023	3,463
Net drawdowns	(580)
Exchange rate effects	4
Changes in scope of consolidation	—
Closing balance at 12.31.2024	2,886